UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio         August 5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers         1
                                          -----------

Form 13F Information Table Entry Total    55
                                          -----------

Form 13F Information Table Value Total    1,976,552
                                          -----------
                                          (thousands)

List of Other Included Managers

No.      File No.         Name
01       028-10798        Cincinnati Financial Corporation

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

                                            Column 2           Column 3      Column 4             Column 5
           Issuer                        Title of Class          Cusip       FMV (000)        Shares/Principal   SH/PRN
3M CO                                    COMMON                88579Y101       49,483                  521,700     SH
ABBOTT LABORATORIES                      COMMON                002824100       60,892                1,157,200     SH
AGL RESOURCES INC                        COMMON                001204106       30,138                  740,300     SH
ALEXANDRIA REAL ESTATE EQUITIES          CONVERTIBLE DEB       015271AA7        1,005                1,000,000     PRN
ALLIANCEBERNSTEIN HOLDING LP             COMMON                01881G106       38,980                2,005,131     SH
ASPEN INSURANCE                          CONVERTIBLE PFD       G05384113       8,288                   160,000     SH
AT&T INC                                 COMMON                00206R102       30,876                  983,000     SH
AUTOMATIC DATA PROCESSING                COMMON                053015103       49,145                  932,900     SH
BAXTER INTERNATIONAL INC                 COMMON                071813109       53,124                  890,000     SH
BLACKROCK INC                            COMMON                09247X101       68,093                  355,000     SH
BOSTON PROPERTIES INC                    CONVERTIBLE DEB       10112RAK0        6,266                6,250,000     PRN
CHEVRON CORP                             COMMON                166764100      101,647                  988,400     SH
CISCO SYSTEMS INC                        COMMON                17275R102       13,190                  845,000     SH
CONOCOPHILLIPS                           COMMON                20825C104       26,317                  350,000     SH
DOVER CORP                               COMMON                260003108       20,508                  302,480     SH
DUKE ENERGY CORP                         COMMON                26441C105       36,639                1,945,800     SH
EMERSON ELECTRIC CO                      COMMON                291011104       41,558                  738,800     SH
EXXON MOBIL CORP                         COMMON                30231G102      121,744                1,496,000     SH
GENUINE PARTS CO                         COMMON                372460105       22,193                  407,961     SH
HASBRO INC                               COMMON                418056107       43,777                  996,527     SH
HONEYWELL INTERNATIONAL INC              COMMON                438516106       14,600                  245,000     SH
HUNTINGTON BANCSHARES INC                CONVERTIBLE PFD       446150401       11,237                    9,754     SH
INTEL CORP                               COMMON                458140100       39,939                1,802,300     SH
INTL BUSINESS MACHINES CORP              COMMON                459200101       43,745                  255,000     SH
JOHNSON & JOHNSON                        COMMON                478160104       69,846                1,050,000     SH
JP MORGAN CHASE                          COMMON                46625H100       17,400                  425,000     SH
KEYCORP INC.                             CONVERTIBLE PFD       493267405        3,920                   35,000     SH
LEGGETT & PLATT INC                      COMMON                524660107       49,706                2,038,800     SH
LIFE POINT HOSPITALS SR SUB NTS          CONVERTIBLE DEB       53219LAG4        5,156                5,000,000     PRN
LINEAR TECHNOLOGY CORP                   COMMON                535678106       25,782                  780,800     SH
MCDONALD'S CORP                          COMMON                580135101       46,713                  554,000     SH
MEDTRONIC INC                            CONVERTIBLE DEB       585055AK2        7,260                7,100,000     PRN
MERIDIAN BIOSCIENCE INC                  COMMON                589584101       19,770                  820,000     SH
METLIFE INC                              COMMON                59156R108       72,658                1,656,206     SH
MICROCHIP TECHNOLOGY INC                 COMMON                595017104       40,829                1,077,000     SH
MICROSOFT CORP                           COMMON                594918104       26,692                1,026,600     SH
NEW YORK COMMUNITY BANCORP               CONVERTIBLE PFD       64944P307        4,551                   95,000     SH
NORTHERN TRUST CORP                      COMMON                665859104       58,820                1,279,799     SH
NUCOR CORP                               COMMON                670346105       41,517                1,007,212     SH
OMNICARE INC                             CONVERTIBLE DEB       681904AL2        2,038                2,131,000     PRN
PARTNERRE LTD                            COMMON                G6852T105        2,395                   34,784     SH
PAYCHEX INC                              COMMON                704326107       20,930                  681,300     SH
PEPSICO INC                              COMMON                713448108       87,368                1,240,500     SH
PFIZER INC                               COMMON                717081103       66,656                3,235,725     SH
PITNEY BOWES INC                         COMMON                724479100       27,197                1,183,000     SH
PRAXAIR INC                              COMMON                74005P104       42,280                  390,072     SH
PROCTER & GAMBLE CO/THE                  COMMON                742718109       90,397                1,422,004     SH
RPM INTERNATIONAL INC                    COMMON                749685103       36,218                1,573,318     SH
SPECTRA ENERGY CORP                      COMMON                847560109       43,587                1,590,194     SH
SYSCO CORP                               COMMON                871829107       20,485                  657,000     SH
U S BANCORP                              COMMON                902973304        3,827                  150,000     SH
UNITED TECHNOLOGIES CORP                 COMMON                913017109       50,212                  567,306     SH
VERIZON COMMUNICATIONS INC               COMMON                92343V104       32,018                  860,000     SH
WAL-MART STORES INC                      COMMON                931142103       21,957                  413,200     SH
WEST PHARMACEUTICAL                      CONVERTIBLE DEB       955306AA3        4,986                5,200,000     PRN
                                                                            1,976,552

                                            Column 6             Column 7       Column 8
           Issuer                        Investment Dis          Oth Mgrs         Sole            Shared      None
3M CO                                    SHARED-OTHER               01              -              521,700      -
ABBOTT LABORATORIES                      SHARED-OTHER               01              -            1,157,200      -
AGL RESOURCES INC                        SHARED-OTHER               01              -              740,300      -
ALEXANDRIA REAL ESTATE EQUITIES          SHARED-OTHER               01              -                    -      -
INTL BUSINESS MACHINES CORP              COMMON                459200101       43,745                  255,000
ASPEN INSURANCE                          SHARED-OTHER               01              -                    -      -
AT&T INC                                 SHARED-OTHER               01              -              983,000      -
AUTOMATIC DATA PROCESSING                SHARED-OTHER               01              -              932,900      -
BAXTER INTERNATIONAL INC                 SHARED-OTHER               01              -              890,000      -
BLACKROCK INC                            SHARED-OTHER               01              -              355,000      -
BOSTON PROPERTIES INC                    SHARED-OTHER               01              -                    -      -
CHEVRON CORP                             SHARED-OTHER               01              -              988,400      -
CISCO SYSTEMS INC                        SHARED-OTHER               01              -              845,000      -
CONOCOPHILLIPS                           SHARED-OTHER               01              -              350,000      -
DOVER CORP                               SHARED-OTHER               01              -              302,480      -
DUKE ENERGY CORP                         SHARED-OTHER               01              -            1,945,800      -
EMERSON ELECTRIC CO                      SHARED-OTHER               01              -              738,800      -
EXXON MOBIL CORP                         SHARED-OTHER               01              -            1,496,000      -
GENUINE PARTS CO                         SHARED-OTHER               01              -              407,961      -
HASBRO INC                               SHARED-OTHER               01              -              996,527      -
HONEYWELL INTERNATIONAL INC              SHARED-OTHER               01              -              245,000      -
HUNTINGTON BANCSHARES INC                SHARED-OTHER               01              -                    -      -
INTEL CORP                               SHARED-OTHER               01              -            1,802,300      -
INTL BUSINESS MACHINES CORP              SHARED-OTHER               01              -              255,000      -
JOHNSON & JOHNSON                        SHARED-OTHER               01              -            1,050,000      -
JP MORGAN CHASE                          SHARED-OTHER               01              -              425,000      -
KEYCORP INC.                             SHARED-OTHER               01              -                    -      -
LEGGETT & PLATT INC                      SHARED-OTHER               01              -            2,038,800      -
LIFE POINT HOSPITALS SR SUB NTS          SHARED-OTHER               01              -                    -      -
LINEAR TECHNOLOGY CORP                   SHARED-OTHER               01              -              780,800      -
MCDONALD'S CORP                          SHARED-OTHER               01              -              554,000      -
MEDTRONIC INC                            SHARED-OTHER               01              -                    -      -
MERIDIAN BIOSCIENCE INC                  SHARED-OTHER               01              -              820,000      -
METLIFE INC                              SHARED-OTHER               01              -            1,656,206      -
MICROCHIP TECHNOLOGY INC                 SHARED-OTHER               01              -            1,077,000      -
MICROSOFT CORP                           SHARED-OTHER               01              -            1,026,600      -
NEW YORK COMMUNITY BANCORP               SHARED-OTHER               01              -                    -      -
NORTHERN TRUST CORP                      SHARED-OTHER               01              -            1,279,799      -
NUCOR CORP                               SHARED-OTHER               01              -            1,007,212      -
OMNICARE INC                             SHARED-OTHER               01              -                    -      -
PARTNERRE LTD                            SHARED-OTHER               01              -               34,784      -
PAYCHEX INC                              SHARED-OTHER               01              -              681,300      -
PEPSICO INC                              SHARED-OTHER               01              -            1,240,500      -
PFIZER INC                               SHARED-OTHER               01              -            3,235,725      -
PITNEY BOWES INC                         SHARED-OTHER               01              -            1,183,000      -
PRAXAIR INC                              SHARED-OTHER               01              -              390,072      -
PROCTER & GAMBLE CO/THE                  SHARED-OTHER               01              -            1,422,004      -
RPM INTERNATIONAL INC                    SHARED-OTHER               01              -            1,573,318      -
SPECTRA ENERGY CORP                      SHARED-OTHER               01              -            1,590,194      -
SYSCO CORP                               SHARED-OTHER               01              -              657,000      -
U S BANCORP                              SHARED-OTHER               01              -              150,000      -
UNITED TECHNOLOGIES CORP                 SHARED-OTHER               01              -              567,306      -
VERIZON COMMUNICATIONS INC               SHARED-OTHER               01              -              860,000      -
WAL-MART STORES INC                      SHARED-OTHER               01              -              413,200      -
WEST PHARMACEUTICAL                      SHARED-OTHER               01              -                    -      -


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